Summary of Significant Accounting Policies - Advertising expenditures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Summary of Significant Accounting Policies
Advertising expenditures recognized in sales and marketing expenses	$ 1,871,549	¥ 12,867,833	¥ 1,259,610	¥ 113,691